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                      UBS PAINEWEBBER RETIREMENT MONEY FUND

      Supplement to the Prospectus and Statement of Additional Information
                              dated August 30, 2002

                                                                    June 9, 2003

Dear Investor,

This is a supplement to the Prospectus and Statement of Additional Information of the above listed fund. The purpose of the supplement is to notify you of the following changes:

o UBS PaineWebber Inc. has been renamed "UBS Financial Services Inc." (UBS Financial Services is a service mark of UBS AG.)

o UBS PaineWebber RMA Money Fund, Inc. has been renamed "UBS RMA Money Fund Inc." UBS PaineWebber Retirement Money Fund (a series of UBS RMA Money Fund Inc.) has been renamed "UBS Retirement Money Fund."

o    UBS PW Trust Company has been renamed "UBS Fiduciary Trust Company."

For more information on your fund, please contact your Financial Advisor.

                                                                   Item # ZS-179